Fair Value of Plan Assets - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 Investments $ / shares	Dec. 31, 2024 $ / shares
EBP, Investment, Fair Value and NAV [Line Items]
Number of fair value appraisal approaches | Investments	2
Unobservable input valuation rate | $ / shares	$ 12.71	$ 12.48